Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0001046311
Registrant Name	CHOICE HOTELS INTERNATIONAL INC /DE
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES